Revenues by pillar for the years ended December 31, 2022 and 2021 is as follows: (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Media and content	$ 180,765,848	$ 152,444,727
Esports and entertainment	7,534,936	5,483,444
Subscription	14,535,137	9,436,115
Total	$ 202,835,921	$ 167,364,286